Stockholders' Equity - Additional Information (Details)					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 14, 2017 USD ($)	Jul. 06, 2017 USD ($)	Jun. 16, 2017 $ / shares shares	Jun. 14, 2017 shares	Jun. 30, 2017 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 30, 2017 shares	Dec. 31, 2015 $ / shares
Class Of Stock [Line Items]
Dividends declared and paid						$ 11,081,000
Common stock, par value | $ / shares					$ 0.01	$ 0.01		$ 0.01		$ 0.01
Proceeds from issuance of common stock		$ 82,700,000				$ 76,829,000	$ 50,018,000	$ 49,592,000
Merger transaction, the number of shares into which each share of common stock issued and outstanding prior to merger was converted				0.20
Merger transaction, number of fractional shares issued | shares				0
Repurchase of shares						$ 15,003,000
Common Stock
Class Of Stock [Line Items]
Issuance of common stock, net of issuance cost, shares | shares					4,630,194	4,630,194	3,078,075	3,078,075
Issuance of common stock, price per share | $ / shares			$ 19.00
Under Writer | Common Stock
Class Of Stock [Line Items]
Issuance of common stock, net of issuance cost, shares | shares					855,000
Issuance of common stock, price per share | $ / shares					$ 19.00
Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage								7.50%
Preferred stock, liquidation preference per share | $ / shares								$ 1,000
Preferred stock, shares issued | shares									1,050
Dividends declared and paid						$ 580,000
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, liquidation preference per share | $ / shares			$ 1,000
Shares of common stock used to determine cash value of repurchase | shares			89.469
Repurchase of shares	$ 25,500,000
Dividends Payable						$ 10,500,000